Summary of Macroeconomic Variables impacted in Determining ECLs (Details)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79	0.79
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.20%	5.70%
Real GDP	1.40%	2.10%
Home prices	4.10%	1.00%
Central bank policy interest rate	2.23%	1.52%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.50%	3.50%
Real GDP	1.50%	2.10%
Home prices	1.70%	3.10%
Central bank policy interest rate	2.38%	1.67%
U.S. 10-year treasury yield	2.77%	2.24%
U.S. 10-year BBB spread	1.80%	1.79%
Base Forecast [Member] | Average Q4 2022 - Q3 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.77
Base Forecast [Member] | Average Q4 2022 - Q3 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.90%
Real GDP	1.30%
Home prices	(14.10%)
Central bank policy interest rate	4.00%
Base Forecast [Member] | Average Q4 2022 - Q3 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.00%
Real GDP	0.50%
Home prices	(2.10%)
Central bank policy interest rate	4.00%
U.S. 10-year treasury yield	3.45%
U.S. 10-year BBB spread	1.96%
Base Forecast [Member] | Average Q4 2021 - Q3 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)		0.78
Base Forecast [Member] | Average Q4 2021 - Q3 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		6.30%
Real GDP		4.00%
Home prices		4.70%
Central bank policy interest rate		0.25%
Base Forecast [Member] | Average Q4 2021 - Q3 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		4.30%
Real GDP		4.50%
Home prices		10.60%
Central bank policy interest rate		0.25%
U.S. 10-year treasury yield		1.93%
U.S. 10-year BBB spread		1.45%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.8	0.8
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.80%	5.40%
Real GDP	1.40%	2.10%
Home prices	3.00%	2.00%
Central bank policy interest rate	3.92%	1.84%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.90%	3.20%
Real GDP	1.50%	2.00%
Home prices	1.80%	3.20%
Central bank policy interest rate	4.17%	2.02%
U.S. 10-year treasury yield	3.11%	2.33%
U.S. 10-year BBB spread	1.65%	1.71%
Upside Scenario [Member] | Average Q4 2022 - Q3 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79
Upside Scenario [Member] | Average Q4 2022 - Q3 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	2.30%
Home prices	(6.10%)
Central bank policy interest rate	4.25%
Upside Scenario [Member] | Average Q4 2022 - Q3 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.70%
Real GDP	1.50%
Home prices	4.10%
Central bank policy interest rate	4.50%
U.S. 10-year treasury yield	3.68%
U.S. 10-year BBB spread	1.82%
Upside Scenario [Member] | Average Q4 2021 - Q3 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)		0.79
Upside Scenario [Member] | Average Q4 2021 - Q3 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		6.30%
Real GDP		5.10%
Home prices		6.40%
Central bank policy interest rate		0.44%
Upside Scenario [Member] | Average Q4 2021 - Q3 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		4.30%
Real GDP		5.60%
Home prices		13.50%
Central bank policy interest rate		0.44%
U.S. 10-year treasury yield		2.14%
U.S. 10-year BBB spread		1.39%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.76	0.77
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.70%	7.30%
Real GDP	2.00%	2.50%
Home prices	9.10%	(0.40%)
Central bank policy interest rate	1.61%	0.86%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.10%	4.80%
Real GDP	2.10%	2.40%
Home prices	6.60%	1.90%
Central bank policy interest rate	1.72%	1.02%
U.S. 10-year treasury yield	2.66%	2.06%
U.S. 10-year BBB spread	1.77%	1.79%
Downside Scenario [Member] | Average Q4 2022 - Q3 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.72
Downside Scenario [Member] | Average Q4 2022 - Q3 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.50%
Real GDP	(1.00%)
Home prices	(30.00%)
Central bank policy interest rate	3.44%
Downside Scenario [Member] | Average Q4 2022 - Q3 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%
Real GDP	(2.00%)
Home prices	(17.40%)
Central bank policy interest rate	3.44%
U.S. 10-year treasury yield	2.72%
U.S. 10-year BBB spread	2.48%
Downside Scenario [Member] | Average Q4 2021 - Q3 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)		0.76
Downside Scenario [Member] | Average Q4 2021 - Q3 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		8.00%
Real GDP		(0.10%)
Home prices		1.00%
Central bank policy interest rate		0.25%
Downside Scenario [Member] | Average Q4 2021 - Q3 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		5.70%
Real GDP		1.30%
Home prices		7.40%
Central bank policy interest rate		0.25%
U.S. 10-year treasury yield		1.33%
U.S. 10-year BBB spread		1.73%